Description of Business and Organization (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares
Description of Business and Organization [Line Items]
Ordinary shares recapitalized	221,777,718
Shares issued	3,343,552
Preferred shares recapitalized	120,978,810
Shares of public warrant	1
Shares of private warrant	1
Total consideration (in Dollars) | $	$ 27,049
Sponsor [Member]
Description of Business and Organization [Line Items]
Shares issued	278,000
PIPE Investments [Member]
Description of Business and Organization [Line Items]
Shares issued	2,704,949
Class B Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Ordinary shares of voting	20
Shares issued	11,160,808
Common stock share issued	11,160,808	[1]
Common stock share outstanding	11,160,808	[1]
Common Stock [Member]
Description of Business and Organization [Line Items]
Shares issued	45,292,909
Class A Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Shares issued	34,132,101
Shares of ordinary shares	1
Common stock share issued	34,132,101	[1]
Common stock share outstanding	34,132,101	[1]
Class A Ordinary Shares [Member] | Sponsor [Member]
Description of Business and Organization [Line Items]
Shares issued	2,324,500
Class A Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Description of Business and Organization [Line Items]
Shares issued	51,052
Preferred Shares [Member]
Description of Business and Organization [Line Items]
Shares issued	24,707,091
ADS Shares [Member]
Description of Business and Organization [Line Items]
Common stock share issued	690,000
Common stock share outstanding	690,000

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.